Income Taxes	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 9—Income Taxes
Our effective income tax rate was 32.1% for the three months ended January 2, 2021, compared to 36.4%
for the three months ended December 28, 2019. The difference between the statutory rate and our effective rate is primarily attributed to a decrease in the valuation allowance for our interest limitation carryforward and state taxes for the three months ended January 2, 2021. The difference between the statutory rate and our effective rate was primarily due to an increase in the valuation allowance for our interest limitation carryforward for the three months ended December 28, 2019. Our effective income tax rate can fluctuate due to factors including valuation allowances, changes in tax law, federal and state audits and the impact of discrete items.

Note 10—Income Taxes
The provision for income taxes comprises the following:

	(In thousands)
	Fiscal 2020	Fiscal 2019	Fiscal 2018
Current:
Federal	$8,188	$14,072	$966
State	2,262	1,537	2,555

Total Current	10,450	15,609	3,521

Deferred:
Federal	(5,844)	(418)	2,752
State	(1,979)	(336)	(1,347)

Total Deferred	(7,823)	(754)	1,405

Total income tax provision	$2,627	$14,855	$4,926

A reconciliation of the provision for income taxes to the amount computed at the federal statutory rate is as follows:

	(In thousands)
	Fiscal 2020	Fiscal 2019	Fiscal 2018
Federal income tax at statutory rate	$12,851	$3,198	$(190)
Permanent differences	464	286	27
Change in valuation allowance	(11,373)	11,060	5,738
State taxes, net of federal benefit	2,503	208	891
Federal rate change	—	—	(1,540)
Other	(1,818)	103	—

Total income tax provision	$2,627	$14,855	$4,926

Our effective rate for fiscal 2020 was 4.3%. The decrease in valuation allowance accounts for (18.6)% of the overall effective rate. This decrease is related to utilization of interest limitation carryforwards related to the impact of U.S. Tax Reform and the new provision of Internal Revenue Code Section 163(j). The Coronavirus Aid, Relief, and Economic Security (CARES) Act increased the interest limitation from 30% to 50% of adjusted taxable income which allowed for the utilization of interest deduction carryforwards during fiscal 2020. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are summarized below.

	(In thousands)
As of	October 3, 2020	September 28, 2019
Deferred tax assets:
Compensation accruals	$5,433	$948
Deferred rent	—	1,228
Inventory	1,053	681
Interest limitation	6,919	17,886
Lease liabilities	46,644	—
Property and equipment	—	590
Reserves and other accruals	354	—

Total deferred tax assets	60,403	21,333
Deferred tax liabilities:
Property, plant, and equipment	(611)	—
Intangibles	(3,258)	(2,456)
Reserves and other accruals	—	(2,673)
Leased assets	(44,014)	—
Deferred financing cost	(512)	(646)

Total deferred tax liabilities	(48,395)	(5,775)
Valuation allowance	(5,425)	(16,798)

Deferred tax assets (liabilities), net	$6,583	$(1,240)

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. We are projecting future taxable income, however, the interest expense limitation passed in the Act created a deferred tax asset for the years ended October 3, 2020 and September 28, 2019, that we do not anticipate realizing in the immediate future. As of October 3, 2020 and September 28, 2019, we recorded a valuation allowance of $5.4 million and $16.8 million, respectively, for our U.S. deferred tax asset related to our interest expense limitation only.
Valuation Allowance consists of the following:

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance at End of Period
	(In Thousands)
2018	$—	$5,738	$—	$5,738
2019	$5,738	$11,060	$—	$16,798
2020	$16,798	$—	$(11,373)	$5,425
We are subject to U.S. federal and state taxes in the normal course of business and our income tax returns are subject examination by the relevant tax authorities. With few exceptions, we are no longer subject to U.S. federal examinations by taxing authorities for calendar years before 2017 and no longer subject to state examinations for calendar years before 2016.
We have not identified any material uncertain tax positions.